Note 6 - Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Financial Liability, carrying amount	$ 9,977	$ 13,277
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
Financial Liability, carrying amount	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
Financial Liability, carrying amount	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	287
Financial Liability, carrying amount	5,536	8,958
The 2025 investor warrants [Member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
The 2025 investor warrants [Member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
The 2025 investor warrants [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	287
EIB loan [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
EIB loan [member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
EIB loan [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	4,800	8,143
Loan from lessor [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Loan from lessor [member] | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Loan from lessor [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	$ 737	$ 815